UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-09221

                            COMMUNITY CAPITAL TRUST
               (Exact name of registrant as specified in charter)

                                2500 Weston Road
                                   Suite 101
                                Weston, FL 33331
                    (Address of principal executive offices)

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-866-202-3573

                        Date of Fiscal Year End: May 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

         ATTACHED ARE THE PROXY VOTING RECORDS FOR THE FOLLOWING FUNDS:

                          CCM ALTERNATIVE INCOME FUND
            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

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                                NON-VOTING FUNDS

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AIRCASTLE
 SECURITY ID: TICKER: AYR
 Meeting Date: 18-May-17           Meeting Type: Annual
 1  Election of board of directors                        Management     For          Did Not Vote
 2  Ernst and Young as accounting firm                    Management     For          Did Not Vote
 3  Executive compensation                                Management     For          Did Not Vote
AMERICAN CAPITAL, LTD
 SECURITY ID: 04010L103  TICKER: ACAS
 Meeting Date: 15-Dec-16           Meeting Type: Annual
 1  To adopt the merger agreement                         Management     For          Voted - For
 2  To approve, on an advisory, non-binding basis, the
      payment of an estimated $63,330,277 in the
      aggregate, subject to the occurrence of certain
      conditions regarding change of control and
      termination, in golden parachute payments that
      will or may become payable to American Capital's
      named executive officers pursuant to their
      employment and other arrangements with American
      Capital and the merger agreement, in connection
      with the completion of the mergers and certain
      other transactions as contemplated therein          Management     For          Voted - For
 3  To approve any adjournments of the American Capital
      Annual meeting for the purpose of soliciting
      additional proxies if there are not sufficient
      votes at the time of the meeting to adopt the
      merger agreement                                    Management     For          Voted - For
 4  To elect ten directors to American Capital's board
      of directors, each to serve until the earlier of
      the expiration of a one-year term and completion of
      the Transactions                                    Management     For          Voted - For
 5  To ratify the appointment of Ernst & Young LLP to
      serve as American Capital's independent public
      accountant for the year ending December 31, 2016    Management     For          Voted - For
ARES CAPITAL CORPORATION
 SECURITY ID: 02503Y103  TICKER: ARCC
 Meeting Date: 15-Dec-16           Meeting Type: Special
 1  To consider and vote upon a proposal to approve the
      issuance of the shares of Ares Capital common stock
      to be issued pursuant to the Agreement and Plan of
      Merger                                              Management     For          Voted - For
 2  To consider and vote upon a proposal to approve the
      issuance of the shares of Ares Capital common stock


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      to be issued pursuant to the merger agreement, in
      accordance with NASDAQ listing rule requirements    Management     For          Voted - For
 3  To consider and vote upon a proposal to approve the
      adjournment of the Ares Capital special meeting, if
      necessary or appropriate, to solicit additional
      proxies if there are not sufficient votes at the
      time of the Ares Capital special meeting to approve
      the foregoing proposals                             Management     For          Voted - For
ARES CAPITAL CORPORATION
 SECURITY ID: 04010L103  TICKER: ARCC
 Meeting Date: 22-May-17           Meeting Type: Annual
 1  Elect three directors of the Company: Michael J.
      Arougheti, Ann Torre Bates and Steve McKeever       Management     For          Voted - For
 2  Ratify the selection of KPMG, LLP as the Company's
      independent registered public accounting firm       Management     For          Voted - For
 Meeting Date: 22-May-17           Meeting Type: Special
 1  Approve a proposal to authorize the Company, with
      the approval of its board of directors, to sell or
      otherwise issue shares of its common stock at a
      price below its then current net asset value per
      share subject to certain limitations set forth
      herein (including, without limitation, that the
      number of shares issued does not exceed 25% of its
      then outstanding common stock)                      Management     For          Voted - For
BLACKSTONE MORTGAGE TRUST
 SECURITY ID: 09257W100 TICKER: BXMT
 Meeting Date: 21-Jun-17           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Did Not Vote
 2  Deloitte & Touche As registered public accounting
      firm                                                Management     For          Did Not Vote
 3  Executive compensation                                Management     1 Year       Did Not Vote
CATERPILLAR
 SECURITY ID: 149123101  TICKER: CAT
 Meeting Date: 14-Jun-17           Meeting Type: Annual
 1  Election of board of directors                        Management     For          Voted - For
 2  Ratify appointment of the independent registered
      public accounting firm for the 2017 fiscal year     Management     For          Voted - For
 3  Advisory Vote on Executive Compensation               Management     For          Voted - For
 4  Frequency of Advisory Vote on Executive
     Compensation                                         Management     1 Year       Voted - For
 5  Amendment to the 2014 Long Term Incentive Plan        Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6  Shareholder Proposal Regarding Lobbying Report        Shareholder    Against      Voted - For
 7  Shareholder Proposal Regarding Right to Call
     a Special Meeting                                    Shareholder    Against      Voted - For
 8  Shareholder Proposal Regarding Lobbying Priorities    Shareholder    Against      Voted - For
 9  Shareholder Proposal Regarding Linking
     Executive Pay to Sustainability                      Shareholder    Against      Voted - For
 10 Shareholder Proposal Regarding Amendment
     to Clawback Policy                                   Shareholder    Against      Voted - Against
 11 Shareholder Proposal Regarding Independent
     Board Chair                                          Shareholder    Against      Voted - For
DELL TECHNOLOGIES
 SECURITY ID: 24703L103  TICKER: DVMT
 Meeting Date: 26-Jun-17           Meeting Type: Annual
 1  To elect the Board of Directors the six director
      nominees specified in the accompanying proxy
      statement                                           Management     For          Voted - Withheld
 2  To ratify the appointment of PricewaterhouseCoopers
      LLP as Dell's independent registered public
      accounting firm for the fiscal year ending 2/2/2018 Management     For          Voted - For
 3  To approve, on a non-binding, advisory basis, the
      compensation of Dell Technologies named executive
      officers as disclosed in the accompanying proxy
      statement.                                          Management     For          Voted - For
 4  To vote on a non-binding advisory basis on whether
      Dell should hold a non-binding advisory vote by
      stockholders to approve the compensation of Dell's
      named executive officers every 1 year, every 2
      years or every 3 years.                             Management     1 Year       Voted - For
 5  To adopt an amendment to Dell Technologies'
      certificate of incorporation to increase the total
      authorized number of shares of common stock and of
      Class C common stock by 7,000,000 shares.           Management     For          Voted - For
DEUTSCHE GLOBAL HIGH INCOME OPPORTUNITIES FUND, INC
 SECURITY ID: 25158Y102  TICKER: DHG
 Meeting Date: 30-Sep-16           Meeting Type: Annual
 1  To elect Board Members to the Board of Directors of
      each Fund (each a "Board") as outlined below: (B)
      For DHG, to elect four (4) Class III Board Members
      to the Board of Directors of the Fund               Management     For          Voted - Withheld


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
EATON VANCE HIGH INCOME 2021 TARGET TERM TRUST
 SECURITY ID: 27829W101 TICKER: EHT
 Meeting Date: 19-Jan-17           Meeting Type: Annual
 1  To elect Trustees of Eaton Vance High Income 2021
      Target Term Trust: (i) four Class I Trustees, Scott
      E. Eston, Thomas E. Faust Jr., Cynthia E. Frost and
      Scott E. Wennerholm, to be elected by the
      shareholders of the Fund's Common Shares            Management     For          Voted - For
 2  To consider and act upon any other matters that may
      properly come before the meeting and any adjourned
      or postponed session thereof                        Management     For          Voted - For
EATON VANCE LIMITED DURATION INCOME FUND
 SECURITY ID: 27828H105  TICKER: EVV
 Meeting Date: 19-Jan-17           Meeting Type: Annual
 1  To elect Trustees of Eaton Vance Limited Duration
      Income Fund: (i) three Class II Trustees, Thomas E.
      Faust Jr., Mark R. Fetting and Harriett Tee
      Taggart, to be elected by the holders of the Fund's
      Common Shares and Auction Preferred Shares, voting
      together as a single class; and (ii) one Class II
      Trustee, William H. Park, to be elected by the
      holders of the Fund's Auction Preferred Shares,
      voting separately as a single class                 Management     For          Voted - For
 2  To consider and act upon any other matters that may
      properly come before the meeting and any adjourned
      or postponed session thereof                        Management     For          Voted - For
EATON VANCE NATIONAL MUNICIPAL OPPORTUNITIES TRUST
 SECURITY ID: 27829L105  TICKER: EOT
 Meeting Date: 19-Jan-17           Meeting Type: Annual
 1  To elect Trustees of Eaton Vance National Municipal
      Opportunities Trust: (i) four Class II Trustees,
      Cynthia E. Frost, William H. Park, Susan J.
      Sutherland and Harriett Tee Taggart, to be elected
      by the shareholders of the Fund's Common Shares     Management     For          Voted - For
 2  To consider and act upon any other matters that may
      properly come before the meeting and any adjourned
      or postponed session thereof                        Management     For          Voted - For

                                  CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
ENERCARE, INC
 SECURITY ID: CA29269C2076   TICKER: ECI
 Meeting Date: 01-May-17     Meeting Type: Annual
 1  Election of board of directors: Jim Pantelidis,
      Lisa DeWilde, John A. MacDonald, Grace M. Palombo,
      Jerry Patava, Roy J. Pearce, Michael Rousseau,
      William M. Wells                                    Management     For          Voted - For
 2  Re-appointment of Pricewaterhouse coopers LLP
      chartered accountants, as auditor for the ensuing
      year and authorization of the directors to fix the
      remuneration of the auditor                         Management     For          Voted - For
 3  An ordinary resolution, the full text of which is
      attached as schedule "A" to Enercare's management
      information circular dated 3/24/17 (The Amended and
      restated shareholder rights plan agreement between
      Computershare investor services, inc and Enercare
      Inc as more particularly described in the circular) Management     For          Voted - For
INDEPENDENCE REALTY TRUST
 SECURITY ID: 45378A106  TICKER: IRT
 Meeting Date: 16-May-17     Meeting Type: Annual
 1  To elect six directors to serve until the next
      annual meeting of stockholders in 2018              Management     For          Voted - Withheld
 2  To approve the selection of KPMG LLP as the
      independent registered public accounting firm for
      IRT for the fiscal year ending December 31, 2017    Management     For          Voted - For
 3  To approve, on an advisory basis, the compensation
      of the named executives, as disclosed in IRT's
      Proxy Statement for the Annual Meeting pursuant to
      the compensation disclosure rules of the SEC,
      including the Compensation Discussion and analysis
      and the other related disclosure                    Management     For          Voted - For
 4  To transact such other business as may properly be
      brought before the Annual Meeting and any
      adjournment, postponement or continuation thereof   Management     For          Voted - For
MAQUARIE INFRASTRUCTURE CORP
 SECURITY ID: 55608B105  TICKER: MIC
 Meeting Date: 17-May-17     Meeting Type: Annual
 1  The election of directors eligible for election by
      our common stockholders to our board of directors
      to serve for a one-year term                        Management     For          Voted - Withheld
 2  The ratification of the selection of KPMG LLP as
      our independent auditor for the fiscal year ending
      12/31/17                                            Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3  The approval, on an advisory basis, of executive
      compensation                                        Management     For          Voted - For
 4  The approval, on an advisory basis, of the
      frequency of future advisory votes on executive
      compensation                                        Management     One Year     Voted - For
 5  Any other business as may be properly brought
      before the meeting                                  Management     For          Voted - For
NEUBERGER BERMAN MLP INCOME FUND-COM
 SECURITY ID: 64129H104  TICKER: NML
 Meeting Date: 07-Sep-16           Meeting Type: Annual
 1  With respect to each Fund, the election of five
      Class II Directors as outlined below: (A) four
      Class II Directors, Faith Colish, Michael J.
      Cosgrove, Deborah C. McLean and Tom D. Seip, to be
      elected by the holders of common stock and the
      holders of preferred stock, if any, voting together
      as a single class, such Directors to serve until
      the annual meeting of stockholders in 2019,or until
      their successors are elected and qualified; and (B)
      one Class II Director, George W. Morriss, to be
      voted on by the holders of preferred stock of
      Neuberger Berman California Intermediate Municipal
      Fund Inc., Neuberger Berman High Yield Strategies
      Fund Inc., Neuberger Berman Intermediate Municipal
      Fund Inc., Neuberger Berman New York Intermediate
      Municipal Fund Inc. and Neuberger Berman Real
      Estate Securities Income Fund Inc., voting as a
      single class, and by the holders of common stock of
      Neuberger Berman MLP Income Fund Inc., voting as a
      single class, such Director to serve until the
      annual meeting of stockholders in 2019, or until
      his successor is elected and qualified; and JOB
      TITLE NB Closed End NPS REVISION 3 SERIAL DATE
      Tuesday, August 16, 2016 JOB NUMBER 311166 TYPE
      PAGE NO. i OPERATOR JOSEPHA                         Management     For          Voted - For
 2  To consider and act upon any other business that
      may properly come before the Meeting or any
      adjournments or postponements thereof               Management     For          Voted - For
NRG YIELD, INC
 SECURITY ID: 62942X405  TICKER: NYLD
 Meeting Date: 25-Apr-17           Meeting Type: Annual
 1  To elect Seven Directors                              Management     For          Voted - For
 2  To approve NRG Yield's annual incentive plan for
      designated corporate officers                       Management     For          Voted - For
 3  To approve, on a non-binding advisory basis, NRG
      Yield's executive compensation                      Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4  To approve, on a non-binding advisory basis, the
      frequency of the vote to approve NRG Yield's
      executive compensation                               Management     One Year     Voted - One Year
 5  To Ratify the appointment of KPMG LLP as NRG
      Yield's independent registered public accounting
      firm for the 2017 fiscal year                        Management     For          Voted - For
 6  To transact such other business as may properly
      come before the annual meeting and any adjournment
      or postponement                                      Management     For          Voted - For
ONEOK
 SECURITY ID: 682680103  TICKER: OKE
 Meeting Date: 24-May-17           Meeting Type: Annual
 1  Election of Board of Directors                         Management     For          Voted - For
 2  Ratification of the selection of
      Pricewaterhousecoopers LLP as Oneok Inc's
      independent auditor for year ending 12/31/17         Management     For          Voted - For
 3  An advisory vote to approve Oneok Inc's executive
      compensation                                         Management     For          Voted - For
 4  An Advisory vote on the frequency of holding the
      advisory shareholder vote on Oneok's executive
      compensation                                         Management     1 Year       Voted - 1 Year
 Meeting Date: 30-Jun-17           Meeting Type: Special
 1  To approve the agreement and plan of merger, dated
      as of January 31/2017, by and among Oneok, Inc new
      holdings subsidiary, LLC, Oneok partners, Lp ("Oneok
      partners") and Oneok Partners GP LLC.                Management     For          Voted - For
 2  To approve the adjournment of the Oneok partners
      special meeting to a later date or dates, if
      necessary or appropriate, to solicit additional
      proxies in the event there are not sufficient votes
      at the time of the special meeting to approve the
      above proposal.                                      Management     For          Voted - For
PIMCO DYNAMIC CREDIT & MORTGAGE FUND, INC.
 SECURITY ID: 72202D106  TICKER: PCI
 Meeting Date: 28-Apr-17           Meeting Type: Annual
 1  To elect Trustees/Directors of each Fund, 1) Hans
      W. Kertess, 2) Alan Rappaport, 3) William B. Ogden
      IV, each to hold office for the term indicated and
      until his or her successor shall have been elected
      and qualified                                        Management     For          Voted - Withheld
 2  To transact such other business as may properly
      come before the Meeting or any adjournment(s) or
      postponement(s) thereof                              Management     For          Voted - Withheld

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PRUDENTIAL INVESTMENTS (PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC)
 SECURITY ID: 74433A109  TICKER: GHY
 Meeting Date: 10-Mar-17           Meeting Type: Annual
 1  To consider and vote upon the election of four(4)
      Class II directors to the Fund's Board of
      Directors, each to serve for a term ending at the
      2020 annual meeting of the Fund's stockholders and
      until his or her successor is duly elected and
      qualifies                                           Management     For          Voted - For
 2  To transact such other business as may properly
      come before the Meeting or any postponements or
      adjournments thereof                                Management     For          Voted - For
REGAL ENTERTAINMENT
 SECURITY ID: 758766109  TICKER: RGC
 Meeting Date: 03-May-17           Meeting Type: Annual
 1  To elect the two Class III directors named in the
      accompanying proxy statement to serve for
      three-year terms on our board of directors          Management     For          Voted - Withheld
 2  To approve, on an advisory basis, non-binding
      basis, the compensation of our named executive
      officers                                            Management     For          Voted - For
 3  To determine, on an advisory, non-binding basis,
      the frequency of future stockholder votes on
      executive compensation                              Management     1 Year       Voted - For
 4  To ratify the Audit Committee's selection of KPMG
      LLP as our independent registered public accounting
      firm for the fiscal year ending 12/31/17            Management     For          Voted - For
 5  To transact such other business as may properly
      come before the annual meeting of stockholders or
      any adjournments or postponements thereof           Management     For          Voted - For
SCORPIO TANKERS
 SECURITY ID: Y7542C106  TICKER: STNG
 Meeting Date: 31-May-17           Meeting Type: Annual
 1  To elect 2 Class I directors to serve until the
      2020 annual meeting of shareholders                 Management     For          Voted - Withheld
 2  To approve the appointment of
      PricewaterhouseCoopers audit as the Company's
      independent auditors for the fiscal year ending
      12/31/17                                            Management     For          Voted - For
 3  To transact other such business as may properly
      come before the Meeting or any adjournment thereof. Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
SIX FLAGS ENTERTAINMENT CORP
 SECURITY ID: 83001A102  TICKER: SIX
 Meeting Date: 03-May-17           Meeting Type: Annual
 1  Election of eight nominees named in the Proxy
      Statement as directors                              Management     For          Voted - For
 2  Approve the Long-Term Incentive Plan, as amended      Management     For          Voted - For
 3  Advisory vote to ratify the appointment of KPMG,
      LLP as independent registered public accounting
      firm for the year ending December 31, 2017          Management     For          Voted - For
 4  Advisory vote to approve executive compensation       Management     For          Voted - For
 5  Advisory vote on the frequency of the advisory vote
      to approve executive compensation                   Management     For          Voted - For
 6  Consideration of such other business as may
      properly come before the Annual Meeting             Management     For          Voted - For
STARWOOD PROPERTY TRUST
 SECURITY ID: 85571B105  TICKER: STWD
 Meeting Date: 24-May-17           Meeting Type: Annual
 1  Election of six director nominees, each to serve
      until the next annual meeting of stockholders and
      until his or her successor is duly elected and
      qualified                                           Management     For          Voted - Withheld
 2  The approval, on an advisory basis, of the
      Company's executive compensation as disclosed in
      the accompanying proxy statement                    Management     For          Voted - For
 3  The approval, on an advisory basis, of the
      frequency of the advisory vote on the company's
      executive compensation                              Management     For          Voted - For
 4  The approval of the Starwood Property Trust, Inc
      2017 Manager Equity Plan, which succeeds and
      replaces the Starwood Property Trust, Inc. Manager
      Equity Plan, As amended, as disclosed in the
      accompanying proxy statement                        Management     For          Voted - For
 5  The approval of the Starwood Property Trust, Inc.
      2017 Equity plan, which succeeds and replaces the
      Starwood Property Trust Equity Plan, as amended,
      and the Starwood Property Trust, Inc. non-executive
      director stock plan, as amended, as disclosed in
      the accompanying proxy statement                    Management     For          Voted - For
 6  The ratification of the appointment by the Audit
      Committee of Deloitte & Touche LLP as the Company's
      independent registered public accounting firm for
      the calendar year ending December 31, 2017          Management     For          Voted - For
 7  The transaction of such other business as may
      properly come before the annual meeting or any
      adjournment or postponement thereof                 Management     For          Voted - For

                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                       PROPOSED BY MGT. POSITION REGISTRANT VOTED
TESORO LOGISTICS LP
 SECURITY ID: 88160T107  TICKER: TLLP
 Meeting Date: 04-Oct-16           Meeting Type: Special/annual
 1  To approve the amendment and restatement of Tesoro
      Logistics LP's 2011 Long-Term Incentive Plan (the
      "LTIP Proposal")                                          Management     For          Voted - For
 2  To approve the adjournment of the Special Meeting
      to a later date or dates, if necessary or
      appropriate to solicit additional proxies in the
      event there are not sufficient votes at the time of
      the Special Meeting to approve the LTIP Proposal
      (the "Adjournment Proposal")                              Management     For          Voted - For
TETRA TECHNOLOGIES, INC
 SECURITY ID: 88162F105  TICKER: TITI
 Meeting Date: 05-May-17           Meeting Type: Annual
 1  Election of nine directors to serve one-year terms
      ending at the 2018 Annual Meeting of Stockholders,
      or until their successors have been duly elected or
      appointed                                                 Management     For          Voted - Withheld
 2  Ratification of the appointment of Ernst & Young
      LLP as our independent registered public accounting
      firm for the fiscal year ending December 31, 2017         Management     For          Voted - For
 3  Advisory vote on executive compensation                     Management     For          Voted - For
 4  Advisory vote on the frequency of future advisory
      votes on executive compensation                           Management     For          Voted - For
 5  Amendment to our Restated Certificate of
      Incorporation to increase the number of authorized
      shares of common stock from 150,000,000 to
      250,000,000                                               Management     For          Voted - For
TIPTREE
 SECURITY ID:   TICKER: TIPT
 Meeting Date: 06-Jun-17           Meeting Type: Annual
 1  To elect two Class I directors to serve for a term
      expiring at the 2020 Annual Meeting (proposal 1)          Management     For          Voted - Withheld
 2  To approve the Tiptree Inc. 2017 Omnibus Incentive
      Plan (proposal 2)                                         Management     For          Voted - For
 3  To ratify the selection of Deloitte & Touche as our
      independent registered public accounting firm for
      the fiscal year ending 12/31/17                           Management     For          Voted - For
 4  To approve in an advisory (non-binding) vote, the
      compensation of our named executive officers              Management     For          Voted - For
 5  To determine, in an advisory (non-binding) vote,
      whether a stockholder vote to approve the




                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      compensation of our named executive officers should
      occur every 1, 2 or 3 years                         Management     3 Years      Voted - 3 Years
 6  To conduct such other business as may properly come
      before the meeting or any adjournment or
      postponement thereof.                               Management     For          Voted - For
WEYERHAEUSER
 SECURITY ID: 962166104  TICKER: WY
 Meeting Date: 19-May-17           Meeting Type: Annual
 1  Election of Board of Directors                        Management     For          Voted - For
 2  Approval, on an advisory basis, of the compensation
      of the named executive officers                     Management     For          Voted - For
 3  Approval, on an advisory basis, of the frequency of
      future advisory votes on the compensation of the
      named executive officers                            Management     1 Year       Voted - For
 4  Ratification of the selection of independent
      registered public accounting firm                   Management     For          Voted - For
WP CAREY
 SECURITY ID: TICKER: WPC
 Meeting Date: 15-Jun-17           Meeting Type: Annual
 1  1. Election of 9 directors for 2017                   Management     For          Voted - For
 2  Consideration of an advisory vote on executive
      compensation                                        Management     For          Voted - For
 3  Approval of our cash incentive plan                   Management     For          Voted - For
 4  Approval of our 2017 share incentive plan             Management     For          Voted - For
 5  Approval of a charter amendment to provide
      shareholders with the concurrent power to amend the
      Company's Bylaws                                    Management     For          Voted - For
 6  Approval of a Charter Amendment to increase
      ownership limits                                    Management     For          Voted - For
 7  Ratification of the appointment of
      PricewaterhouseCoopers LLP as independent
      registered public accounting firm for 2017          Management     For          Voted - For
 8  To transact such other business as may properly
      come before the meeting and any adjournment or
      postponement thereof.                               Management     For          Voted -- For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMUNITY CAPITAL TRUST

By: /s/ David K. Downes
-------------------------
David K. Downes
President
Date: August 31, 2017